Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Interest income:
Credit assets	$ 65,898	$ 66,096	$ 132,857	$ 131,172
Other	5,078	5,147	11,365	9,363
Interest income	70,976	71,243	144,222	140,535
Interest expense:
Deposits and other	41,551	43,469	87,681	84,740
Subordinated notes	1,393	1,532	2,785	2,985
Interest expense	42,944	45,001	90,466	87,725
Net interest income	28,032	26,242	53,756	52,810
Non-interest income	2,107	2,259	4,210	4,542
Total revenue	30,139	28,501	57,966	57,352
Provision for (recovery of) credit losses (note 5)	889	16	1,913	(111)
Revenue less provision for credit loss	29,250	28,485	56,053	57,463
Non-interest expenses:
Salaries and benefits	9,155	7,409	17,769	13,947
General and administrative	6,720	3,557	12,209	7,890
Premises and equipment	1,641	1,219	3,237	2,372
Noninterest expense	17,516	12,185	33,215	24,209
Income before income taxes	11,734	16,300	22,838	33,254
Income tax provision (note 10)	3,205	4,472	6,166	8,727
Net income	8,529	11,828	16,672	24,527
Other comprehensive income (loss):
Items that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	(15)	66	(187)	8
Comprehensive income	$ 8,514	$ 11,894	$ 16,485	$ 24,535
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.26	$ 0.45	$ 0.54	$ 0.93